Financial Risk - Fair Value and Carrying Amount of Financial Assets and Liabilities Including Fair Value Hierarchy (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [Line items]
Borrowings	₩ 382,817	₩ 175,521
Derivative financial assets	21,902
Debentures	7,086,187	7,194,206
Financial assets	7,461,181	7,088,162
Derivative financial liabilities	39,470	87,153
Financial liabilities	12,725,704	12,702,059
Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Financial assets at fair value through profit or loss	328,314	7,368
Derivative financial assets	21,902	207,402
Available-for-sale financial assets	734,487	741,285
Financial assets	1,084,703	956,055
Financial liabilities at fair value through profit or loss	60,278	59,600
Derivative financial liabilities	39,470	87,153
Financial liabilities	99,748	146,753
Not measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Borrowings	383,748	177,600
Debentures	7,325,370	7,568,361
Long-term payables - other	1,766,451	2,103,788
Financial liabilities	9,475,569	9,849,749
Carrying amount [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Financial assets at fair value through profit or loss	328,314	7,368
Derivative financial assets	21,902	207,402
Available-for-sale financial assets	734,487	741,285
Financial assets	1,084,703	956,055
Financial liabilities at fair value through profit or loss	60,278	59,600
Derivative financial liabilities	39,470	87,153
Financial liabilities	99,748	146,753
Carrying amount [member] | Not measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Borrowings	382,817	175,521
Debentures	7,025,909	7,134,606
Long-term payables - other	1,649,466	1,926,363
Financial liabilities	9,058,192	9,236,490
Level 1 [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Available-for-sale financial assets	589,202	526,363
Financial assets	589,202	526,363
Level 2 [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Financial assets at fair value through profit or loss	106,057	7,368
Derivative financial assets	21,902	207,402
Available-for-sale financial assets	47,383	107,364
Financial assets	175,342	322,134
Financial liabilities at fair value through profit or loss	60,278	59,600
Derivative financial liabilities	39,470	87,153
Financial liabilities	99,748	146,753
Level 2 [member] | Not measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Borrowings	383,748	177,600
Debentures	7,325,370	7,568,361
Long-term payables - other	1,766,451	2,103,788
Financial liabilities	9,475,569	9,849,749
Level 3 [member]
Disclosure of detailed information about financial instruments [Line items]
Available-for-sale financial assets	15,342
Level 3 [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Financial assets at fair value through profit or loss	222,257
Available-for-sale financial assets	97,902	107,558
Financial assets	₩ 320,159	₩ 107,558